Unaudited Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Total	Nonrelated Party [Member]	Related Party [Member]	Yorkville [Member]	GEM [Member]	Series A Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Nonrelated Party [Member]	Common Stock [Member] Related Party [Member]	Common Stock [Member] Yorkville [Member]	Common Stock [Member] GEM [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Nonrelated Party [Member]	Additional Paid-in Capital [Member] Related Party [Member]	Additional Paid-in Capital [Member] Yorkville [Member]	Additional Paid-in Capital [Member] GEM [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2021	$ (15,739,399)					$ 6,318,491	$ 828					$ 1,151,333					$ (16,891,560)
Balance (in Shares) at Dec. 31, 2021						2,328,823	8,276,972
Retroactive application of recapitalization at Dec. 31, 2021	6,318,491					$ (6,318,491)	$ (176)					6,318,667
Retroactive application of recapitalization, shares at Dec. 31, 2021						(2,328,823)	(1,758,003)
Adjusted balance, beginning of period at Dec. 31, 2021	(9,420,908)						$ 652					7,470,000					(16,891,560)
Adjusted balance, beginning of period, shares at Dec. 31, 2021							6,518,969
Conversion of simple agreement for future equity		$ 0	$ 0
Conversion of convertible notes		0	0
Modification of convertible notes payable			0
Shares issued to Yorkville for aggregate commitment fee	0
Shares issued under share transfer agreement			0
Exercise of stock options	$ 5,016						$ 1					5,015
Exercise of stock options in shares	8,538						8,538
Repurchase of shares in High Attendance sale							$ (8)					8
Repurchase of shares in High Attendance sale (in shares)							(81,908)
Stock-based compensation	$ 770,336											770,336
Net loss	(15,468,502)																(15,468,502)
Balance at Dec. 31, 2022	(24,114,058)						$ 645					8,245,359					(32,360,062)
Balance (in Shares) at Dec. 31, 2022							6,445,599
Conversion of convertible notes			0	$ 0
Shares issued to Yorkville for aggregate commitment fee	0
Exercise of stock options	5,543						$ 1					5,542
Exercise of stock options in shares							8,538
Stock-based compensation	402,448											402,448
Net loss	(3,765,122)																(3,765,122)
Balance at Mar. 31, 2023	(27,471,189)						$ 646					8,653,349					(36,125,184)
Balance (in Shares) at Mar. 31, 2023							6,454,137
Balance at Dec. 31, 2022	(24,114,058)						$ 645					8,245,359					(32,360,062)
Balance (in Shares) at Dec. 31, 2022							6,445,599
Reverse recapitalization (Note 4)	(17,858,559)						$ 587					(17,859,146)
Reverse recapitalization (Note 4), shares							5,872,210
Conversion of simple agreement for future equity		456,234	6,049,766					$ 4	$ 55				$ 456,230	$ 6,049,711
Conversion of simple agreement for future equity, shares								41,626	551,949
Conversion of convertible notes		$ 3,346,232	7,271,368					$ 53	$ 115				$ 3,346,179	7,271,253
Conversion of convertible notes, shares								529,867	1,146,435
Modification of convertible notes payable			9,909											9,909
Shares issued to Yorkville for aggregate commitment fee	3,288,000						$ 30					3,287,970
Shares issued to Yorkville for aggregate commitment fee, shares							300,000
Shares issued under share transfer agreement			2,498,965											2,498,965
Issuance of Cantor fee shares							$ 111					(111)
Issuance of Cantor fee shares, shares							1,113,927
Exercise of stock options	$ 30,761						$ 2					30,759
Exercise of stock options in shares	17,643						17,643
Excise tax	$ 305,719											305,719
Stock-based compensation	1,245,796											1,245,796
Net loss	(14,406,262)																(14,406,262)
Balance at Dec. 31, 2023	(31,876,129)						$ 1,602					14,888,593					(46,766,324)
Balance (in Shares) at Dec. 31, 2023							16,019,256
Conversion of convertible notes			$ 2,540,091	1,667,000			$ 89							$ 2,540,002
Conversion of convertible notes, shares							890,611
Shares issued to Yorkville for aggregate commitment fee	500,000
Shares issued, During Period, Shares, Convertible Notes , shares										2,233,735
Shares issued, During Period, Shares, Convertible Notes				1,667,000						$ 223					$ 1,666,777
Shares issued to Yorkville for commitment fee, shares										710,025
Shares issued to Yorkville for commitment fee				$ 500,000						$ 71					$ 499,929
Shares issued to Roth for advisory fee, shares							175,000
Shares issued to Roth for advisory fee	278,833						$ 18					278,815
Shares issued, shares											139,470
Shares issued					$ 100,000						$ 14					$ 99,986
shares issued for marketing expenses, shares							153,492
Shares issued for marketing expense	194,935						$ 15					194,920
Forfeiture of sponsor shares, shares							(100,000)
Forfeiture of sponsor shares							$ (10)					10
Stock-based compensation	252,967											252,967
Net loss	(4,500,272)																(4,500,272)
Balance at Mar. 31, 2024	$ (30,842,575)						$ 2,022					$ 20,421,999					$ (51,266,596)
Balance (in Shares) at Mar. 31, 2024							20,221,589